UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      5/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      177,666
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
A T & T INC NEW                COM            00206R102      219     7150 SH       SOLE                  7150      0    0
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     4980    62439 SH       SOLE                 62439      0    0
BANK OF AMERICA CORP           COM            060505104      727    54563 SH       SOLE                 54563      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     2998    35850 SH       SOLE                 35850      0    0
BP PLC ADR F SPONSORED ADR 1 A COM            055622104      713    16153 SH       SOLE                 16153      0    0
CISCO SYSTEMS INC              COM            17275r102      723    42171 SH       SOLE                 42171      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739    11120   187207 SH       SOLE                187207      0    0
DURECT CORP COM                COM            266605104      274    76250 SH       SOLE                 76250      0    0
GERDAU SA SPONS ADR F SPONSORE COM            373737105      730    58399 SH       SOLE                 58399      0    0
GOLDCORP INC                   COM            380956409     1170    23500 SH       SOLE                 23500      0    0
HEWLETT-PACKARD COMPANY        COM            428236103      716    17464 SH       SOLE                 17464      0    0
HSBC HLDGS PLC ADR NEW F SPONS COM            404280406      753    14540 SH       SOLE                 14540      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    17850   193749 SH       SOLE                193749      0    0
ISHARES FTSE XINHAU CHINA 25 I COM            464287184     2294    51075 SH       SOLE                 51075      0    0
ISHARES LEHMAN BARCLAYS TIPS B COM            464287176    24121   220966 SH       SOLE                220966      0    0
ISHARES MSCI EAFE INDEX FUND E COM            464287465    34915   581139 SH       SOLE                581139      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    18581   381765 SH       SOLE                381765      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      546    52950 SH       SOLE                 52950      0    0
ISHARES MSCI TAIWAN INDX TAIWA COM            464286731      890    59852 SH       SOLE                 59852      0    0
JUNIPER NETWORKS INC           COM            48203r104      279     6620 SH       SOLE                  6620      0    0
K L A TENCOR CORP              COM            482480100     1021    21569 SH       SOLE                 21569      0    0
MAKO SURGICAL CORP.            COM            560879108     1641    68051 SH       SOLE                 68051      0    0
MARKET VECTORS ETF TRUST RUSSI COM            57060u506      909    21843 SH       SOLE                 21843      0    0
MERCK & CO., INC.              COM            58933Y105     1845    55893 SH       SOLE                 55893      0    0
MORGAN STANLEY                 COM            617446448      722    26429 SH       SOLE                 26429      0    0
NIKE INC CLASS B               COM            654106103      707     9340 SH       SOLE                  9340      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     5022    48058 SH       SOLE                 48058      0    0
RESEARCH IN MOTION LTD F       COM            760975102      707    12508 SH       SOLE                 12508      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462f103      602     4541 SH       SOLE                  4541      0    0
SECTOR SPDR FINCL SELECT SHARE COM            81369Y605      891    54366 SH       SOLE                 54366      0    0
SEMICONDUCTOR HOLDERS TR DEPOS COM            816636203      906    26200 SH       SOLE                 26200      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1704   238024 SH       SOLE                238024      0    0
SPDR GOLD TRUST ETF            COM            78463V107    15403   110130 SH       SOLE                110130      0    0
STATE STREET CORP              COM            857477103      207     4600 SH       SOLE                  4600      0    0
TOYOTA MOTOR CP ADR NEWF SPONS COM            892331307      711     8855 SH       SOLE                  8855      0    0
UTILITIES SECTOR SPDR          COM            81369Y886      584    18326 SH       SOLE                 18326      0    0
VANGUARD ENERGY                COM            92204a306     8970    76842 SH       SOLE                 76842      0    0
VANGUARD INDEX FDS VANGUARDREI COM            922908553     2810    48060 SH       SOLE                 48060      0    0
VANGUARD TOTAL STOCK MKT       COM            922908769     6452    93901 SH       SOLE                 93901      0    0
YAMANA GOLD INC                COM            98462Y100      546    44350 SH       SOLE                 44350      0    0
iShares Russell 1000 Value Ind COM            464287598      225     3274 SH       SOLE                  3274      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102      482   170212 SH       SOLE                170212      0    0


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